4. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative)	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses And Other Current Assets Details Narrative
VAT return on prepaid and other current assets	83.00%	68.00%